Segmental analysis - Geographical segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Geographical segments
Total revenue	£ 16,574	£ 12,702		£ 13,447
Interest receivable	12,637	9,234	[1]	9,711	[1]
Interest payable	(2,795)	(1,699)	[1]	(2,322)	[1]
Net fees and commissions	2,292	2,120		1,982
Trading income	1,133	323	[1]	1,125	[1]
Other operating income	(111)	451		(93)
Total income	13,156	10,429	[1]	10,403	[1]
Operating (loss)/profit before tax	5,132	3,844	[1]	(553)	[1]
Total assets	720,053	781,992		799,491
Total liabilities	683,557	740,189		755,667
Total liabilities of which total liabilities held for sale	15	5
Contingent liabilities and commitments	126,581	125,367		128,732
UK
Geographical segments
Total revenue	15,795	12,100		12,511
Interest receivable	12,242	8,949		9,479
Interest payable	(2,567)	(1,483)		(2,163)
Net fees and commissions	1,983	1,820		1,637
Trading income	1,208	247		911
Other operating income	(140)	387		(117)
Total income	12,726	9,920		9,747
Operating (loss)/profit before tax	5,716	4,143		(193)
Total assets	589,758	693,221		704,725
Total liabilities	579,476	676,684		686,500
Contingent liabilities and commitments	117,915	117,225		118,654
USA
Geographical segments
Total revenue	117	87		211
Interest receivable	37	20
Interest payable	(2)	(2)
Net fees and commissions	44	27		33
Trading income	1	53		170
Other operating income	14	2		(22)
Total income	94	100		181
Operating (loss)/profit before tax	(46)	48		(85)
Total assets	25,979	21,776		25,439
Total liabilities	27,039	23,286		26,932
Contingent liabilities and commitments		1
Europe
Geographical segments
Total revenue	558	482		551
Interest receivable	344	257		210
Interest payable	(221)	(211)		(158)
Net fees and commissions	207	231		215
Trading income	(104)	(1)		33
Other operating income	12	62		42
Total income	238	338		342
Operating (loss)/profit before tax	(620)	(387)		(363)
Total assets	101,164	64,415		66,884
Total liabilities	75,092	38,835		41,018
Contingent liabilities and commitments	8,649	8,114		10,068
RoW
Geographical segments
Total revenue	104	33		174
Interest receivable	14	8		22
Interest payable	(5)	(3)		(1)
Net fees and commissions	58	42		97
Trading income	28	24		11
Other operating income	3			4
Total income	98	71		133
Operating (loss)/profit before tax	82	40		88
Total assets	3,152	2,580		2,443
Total liabilities	1,950	1,384		1,217
Contingent liabilities and commitments	£ 17	£ 27		£ 10

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.